Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	$ 12,888	$ 13,109
Balance at the end of the year	12,288	12,888	$ 13,109
Cash outflows on lease	614	657
Net gains / (losses) arising from sale-and-leaseback transactions			140
Internally generated software in progress	939
Own use properties in progress	197
Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	27,113	26,238
Additions	2,057	2,090
Disposals / write-offs	(501)	(751)
Reclassifications	(1,223)	(18)
Foreign currency translation	(319)	(445)
Balance at the end of the year	27,127	27,113	26,238
Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	14,225	13,129
Depreciation	2,033	2,078
Impairment	3	10
Disposals / write-offs	(497)	(737)
Reclassifications	(761)	(12)
Foreign currency translation	(164)	(243)
Balance at the end of the year	14,839	14,225	13,129
Owned properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,976
Balance at the end of the year	4,162	4,976
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	13,048
Additions	162
Disposals / write-offs	(333)
Reclassifications	(1,073)
Foreign currency translation	(217)
Balance at the end of the year	11,587	13,048
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	8,072
Depreciation	577
Impairment	3
Disposals / write-offs	(332)
Reclassifications	(761)
Foreign currency translation	(135)
Balance at the end of the year	7,425	8,072
Leased properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	2,828
Balance at the end of the year	2,746	2,828
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,174
Additions	412
Disposals / write-offs	(62)
Reclassifications	0
Foreign currency translation	(65)
Balance at the end of the year	4,459	4,174
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,346
Depreciation	451
Impairment	0
Disposals / write-offs	(59)
Reclassifications	(1)
Foreign currency translation	(24)
Balance at the end of the year	1,714	1,346
Software
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,835
Balance at the end of the year	4,245	3,835
Software | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	8,642
Additions	300
Disposals / write-offs	(106)
Reclassifications	1,151
Foreign currency translation	(42)
Balance at the end of the year	9,944	8,642
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,807
Depreciation	1,005
Impairment	0
Disposals / write-offs	(106)
Reclassifications	0
Foreign currency translation	(6)
Balance at the end of the year	5,699	4,807
Projects in progress
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,250
Balance at the end of the year	1,136	1,250
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,250
Additions	1,182
Disposals / write-offs	0
Reclassifications	(1,301)
Foreign currency translation	5
Balance at the end of the year	1,136	1,250
UBS AG
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	11,712	11,958
Balance at the end of the year	11,316	11,712	11,958
Net gains / (losses) arising from sale-and-leaseback transactions			140
UBS AG | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	24,542	23,785
Additions	1,859	1,789
Disposals / write-offs	(414)	(632)
Reclassifications	(894)	(18)
Foreign currency translation	(200)	(381)
Balance at the end of the year	24,893	24,542	23,785
UBS AG | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	12,830	11,827
Depreciation	1,819	1,835
Impairment	2	9
Disposals / write-offs	(410)	(619)
Reclassifications	(566)	(12)
Foreign currency translation	(99)	(210)
Balance at the end of the year	13,577	12,830	$ 11,827
UBS AG | Owned properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,316
Balance at the end of the year	3,655	4,316
UBS AG | Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	11,494
Additions	90
Disposals / write-offs	(284)
Reclassifications	(796)
Foreign currency translation	(152)
Balance at the end of the year	10,352	11,494
UBS AG | Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	7,178
Depreciation	463
Impairment	2
Disposals / write-offs	(283)
Reclassifications	(565)
Foreign currency translation	(98)
Balance at the end of the year	6,697	7,178
UBS AG | Leased properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	2,722
Balance at the end of the year	2,637	2,722
Cash outflows on lease	589	632
UBS AG | Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,994
Additions	380
Disposals / write-offs	(48)
Reclassifications	0
Foreign currency translation	(50)
Balance at the end of the year	4,275	3,994
UBS AG | Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,272
Depreciation	430
Impairment	0
Disposals / write-offs	(45)
Reclassifications	(1)
Foreign currency translation	(18)
Balance at the end of the year	1,638	1,272
UBS AG | Software
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,544
Balance at the end of the year	3,978	3,544
UBS AG | Software | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	7,924
Additions	330
Disposals / write-offs	(81)
Reclassifications	1,052
Foreign currency translation	(5)
Balance at the end of the year	9,220	7,924
UBS AG | Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,380
Depreciation	926
Impairment	0
Disposals / write-offs	(81)
Reclassifications	0
Foreign currency translation	17
Balance at the end of the year	5,242	4,380
UBS AG | Projects in progress
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,130
Balance at the end of the year	1,046	1,130
Internally generated software in progress	858
Own use properties in progress	188
UBS AG | Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,130
Additions	1,059
Disposals / write-offs	0
Reclassifications	(1,150)
Foreign currency translation	7
Balance at the end of the year	$ 1,046	$ 1,130